Summary of Significant Accounting Policies - Impact of Revisions to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in investing assets and liabilities:
Increase in restricted cash			$ (26,000)
Net cash provided by investing activities	132,993	2,465	49,454
Net decrease in cash and cash equivalents	124,146	49,794	(93,404)
CASH AND CASH EQUIVALENTS, END OF YEAR	267,762	143,616	93,822
Restatement Adjustment [Member]
Change in investing assets and liabilities:
Increase in restricted cash			(26,000)
Net cash provided by investing activities			49,454
Net decrease in cash and cash equivalents			(93,404)
CASH AND CASH EQUIVALENTS, END OF YEAR			93,822
Scenario, Previously Reported [Member]
Change in investing assets and liabilities:
Increase in restricted cash
Net cash provided by investing activities			75,454
Net decrease in cash and cash equivalents			(67,404)
CASH AND CASH EQUIVALENTS, END OF YEAR			$ 119,822